Average Annual Total Returns (Vanguard PRIMECAP Fund Participant:)	Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Admiral Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard PRIMECAP Fund Vanguard PRIMECAP Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.83%	13.69%
Five Years	16.31%	15.45%
Ten Years	10.22%	7.67%